Note 9 - Lease Obligations	12 Months Ended
Nov. 30, 2015
Leases, Capital [Abstract]
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]
9.	Lease obligations

On December 1, 2015 the Company entered into a new lease agreement for the premises that it currently operates from, as well the adjoining property which is owned by the same landlord, for a 5 year term with a 5 year renewal option. The Company also has an option to purchase the combined properties after March 1, 2017 and up to November 30, 2020 based on a fair value purchase formula. The Company also leases various computers and equipment under capital leases. Future minimum lease payments under leases with terms of one year or more are as follows at November 30, 2015:

Year ending November 30,	Capital Lease	Operating Lease
	$	$

2016	23,366	152,072
2017	16,322	179,736
2018	-	179,736
2019	-	179,736
2020	-	179,736
	39,688	871,016
Less: amounts representing interest at 14%	3,568	-
	36,120	871,016
Less: current portion	20,460	179,736
Balance, long-term portion	15,660	691,280